Annual Fund Operating Expenses	12 Months Ended
Sep. 30, 2011
Vanguard Equity Income Fund - Investor Shares | Vanguard Equity Income Fund
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Expenses	0.28%
12b-1 Distribution Fee	none
Other Expenses	0.03%
Total Annual Fund Operating Expenses	0.31%
Vanguard Growth Equity Fund - Investor Shares | Vanguard Growth Equity Fund
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Expenses	0.49%
12b-1 Distribution Fee	none
Other Expenses	0.03%
Total Annual Fund Operating Expenses	0.52%
Vanguard Equity Income Fund - Admiral Shares | Vanguard Equity Income Fund
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Expenses	0.20%
12b-1 Distribution Fee	none
Other Expenses	0.02%
Total Annual Fund Operating Expenses	0.22%
Vanguard PRIMECAP Core Fund - Investor Shares | Vanguard PRIMECAP Core Fund
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Expenses	0.49%
12b-1 Distribution Fee	none
Other Expenses	0.02%
Total Annual Fund Operating Expenses	0.51%